PRINCIPAL ACTIVITIES AND ORGANIZATION - Schedule of Principal Subsidiaries (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 06, 2024	Dec. 31, 2023
Segment Discontinued Operations | I-Mab Hangzhou | Subsequent Event | I-Mab Shanghai
Percentage of transfer of outstanding equity interest	100.00%
Segment Discontinued Operations | I-Mab Hangzhou | Subsequent Event | Maximum | I-Mab Shanghai
Aggregate consideration	$ 80.0
I-Mab Biopharma Hong Kong Limited | Investment holding
Place of incorporation		Hong Kong
Date of incorporation or acquisition		Jul. 08, 2016
Percentage of direct or indirect ownership by the company		100.00%
Principal activities		Investment holding
I-Mab Shanghai | Research and development of innovative medicines
Place of incorporation		PRC
Date of incorporation or acquisition		Aug. 24, 2016
Percentage of direct or indirect ownership by the company		100.00%
Principal activities		Research and development of innovative medicines
I-MabTianjin | Research and development of innovative medicines
Place of incorporation		PRC
Date of incorporation or acquisition		Jul. 15, 2017
Percentage of direct or indirect ownership by the company		100.00%
Principal activities		Research and development of innovative medicines
I-MabBiopharma US Ltd. | Research and development of innovative medicines
Place of incorporation		U.S.
Date of incorporation or acquisition		Feb. 28, 2018
Percentage of direct or indirect ownership by the company		100.00%
Principal activities		Research and development of innovative medicines